Simplify Opportunistic Income ETF
Schedule of Investments
March 31, 2024 (Unaudited)

Principal Value
U.S. Treasury Bills – 46.7%
U.S. Treasury Bill, 5.40%, 4/2/2024(a) ......................................... $ 400,000 $ 399,942
U.S. Treasury Bill, 5.42%, 4/9/2024(a) ......................................... 5,000,000 4,994,182
U.S. Treasury Bill, 5.52%, 5/2/2024(a) ......................................... 23,100,000 22,995,081
U.S. Treasury Bill, 5.40%, 6/25/2024(a) ........................................ 6,300,000 6,223,146
Total U.S. Treasury Bills (Cost $34,611,182) ........................................ 34,612,351
Corporate Bonds – 21.2%
Basic Materials – 0.7%
Domtar Corp., 6.75%, 10/1/2028, 144A(b) ...................................... 600,000 545,297
Communications – 3.2%
Diamond Sports Group LLC / Diamond Sports Finance Co., 5.38%, 8/15/2026, 144A(b)(c) 2,500,000 70,312
Frontier Communications Holdings LLC, 8.63%, 3/15/2031, 144A(b) ................. 200,000 204,445
Goto Group, Inc., 5.50%, 5/1/2028, 144A(b) .................................... 223,300 151,011
Goto Group, Inc., 5.50%, 5/1/2028, 144A(b) .................................... 161,700 140,477
GrubHub Holdings, Inc., 5.50%, 7/1/2027, 144A(b) ............................... 700,000 636,099
Lumen Technologies, Inc., 4.00%, 2/15/2027, 144A(b) ............................ 1,000,000 620,590
Lumen Technologies, Inc., 7.60%, 9/15/2039, Series P ............................ 1,550,000 546,987
2,369,921
Consumer, Cyclical – 4.8%
QVC, Inc., 4.38%, 9/1/2028 ................................................. 600,000 481,444
Rivian Holdings LLC/Rivian LLC/Rivian Automotive LLC, 11.49%, (CME 6-Month SOFR +
6.03%), 10/15/2026, 144A(b)(d) ............................................ 1,650,000 1,667,656
Tenneco, Inc., 8.00%, 11/17/2028, 144A(b) ..................................... 1,500,000 1,369,783
3,518,883
Consumer, Non-cyclical – 1.4%
Radiology Partners, Inc., 8.50%, 1/31/2029, 144A(b) ............................. 1,075,698 999,377
Energy – 1.7%
Enterprise Products Operating LLC, 5.38%, (CME 3-Month SOFR + 2.83%), 2/15/2078(d) 550,000 513,989
Valaris Ltd., 8.38%, 4/30/2030, 144A(b) ........................................ 750,000 775,226
1,289,215
Financial – 7.6%
Apollo Commercial Real Estate Finance, Inc., 4.63%, 6/15/2029, 144A(b) ............. 400,000 337,183
Athene Global Funding, 6.06%, (SOFR + 0.70%), 5/24/2024, 144A(b)(d) ............. 1,583,000 1,583,854
First Republic Bank, 4.63%, 2/13/2047 ........................................ 1,500,000 71,250
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 4.75%, 9/15/2024 ............ 200,000 199,224
Liberty Mutual Group, Inc., 4.13%, (US 5 Year CMT T-Note + 3.32%), 12/15/2051, 144A(b) 1,500,000 1,357,575
Rithm Capital Corp., 6.25%, 10/15/2025, 144A(b) ................................ 173,000 171,868
Signature Bank/New York NY, 4.00%, (3 Month AMERIBOR + 3.89%), 10/15/2030 ...... 750,000 348,750
Uniti Group LP / Uniti Group Finance, Inc. / CSL Capital LLC, 10.50%, 2/15/2028, 144A(b) 650,000 674,484
Uniti Group LP / Uniti Group Finance, Inc. / CSL Capital LLC, 4.75%, 4/15/2028, 144A(b) 800,000 699,102
WeWork Cos. US LLC, 15.00%, 8/15/2027, 144A(b)(c) ............................ 1,500,000 165,000
5,608,290
Technology – 0.7%
Veritone, Inc., 1.75%, 11/15/2026 ............................................. 1,444,000 547,837
Utilities – 1.1%
NRG Energy, Inc., 10.25%, (US 5 Year CMT T-Note + 5.92%), 9/15/2172, 144A(b)(d) ... 767,000 823,141
Total Corporate Bonds (Cost $15,135,623) .......................................... 15,701,961

Simplify Opportunistic Income ETF
Schedule of Investments
(Continued)
March 31, 2024 (Unaudited)

Principal Value
Asset Backed Securities – 8.4%
Adams Outdoor Advertising LP, Class B, Series 2023-1, 144A, 8.81%, 7/15/2053(b) ..... $ 500,000 $ 517,880
Coinstar Funding LLC Series 2017-1, Class A2, Series 2017-1A, 144A, 5.22%,
4/25/2047(b) ........................................................... 466,250 418,773
Frontier Issuer LLC, Class B, Series 2023-1, 144A, 8.30%, 8/20/2053(b) .............. 300,000 305,763
Frontier Issuer LLC, Class C, Series 2023-1, 144A, 11.50%, 8/20/2053(b) ............. 300,000 305,523
Hertz Vehicle Financing III LP, Class D, Series 2021-2A, 144A, 4.34%, 12/27/2027(b) ... 750,000 685,267
Hertz Vehicle Financing LLC, Class D, Series 2022-4A, 144A, 6.56%, 9/25/2026(b) ..... 1,000,000 980,343
Navient Private Education Refi Loan Trust 2021-B, Class R, Series 2021-BA, 144A,
7/15/2069(b) ........................................................... 2,222 1,005,455
Octane Receivables Trust 2022-1, Class R1, Series 2022-1A, 144A, 12/20/2029(b) ..... 12,121 1,999,965
Total Asset Backed Securities (Cost $6,156,077) ..................................... 6,218,969
Foreign Bonds – 7.3%
Communications – 1.4%
Altice France Holding SA, 10.50%, 5/15/2027, 144A(b) ............................ 2,000,000 742,143
Telecom Italia SpA/Milano, 5.30%, 5/30/2024, 144A(b) ............................ 300,000 298,957
1,041,100
Energy – 2.2%
MC Brazil Downstream Trading SARL, 7.25%, 6/30/2031, 144A(b) .................. 808,139 732,917
Sierracol Energy Andina LLC, 6.00%, 6/15/2028, 144A(b) ......................... 1,000,000 879,403
1,612,320
Government – 3.7%
Egypt Government International Bond, 7.90%, 2/21/2048 .......................... 750,000 570,757
Mexican Bonos, 8.00%, 9/5/2024, Series M ..................................... MXN 27,700,000 1,643,877
Ukraine Government International Bond, 7.75%, 9/1/2028 ......................... 1,500,000 494,383
2,709,017
Total Foreign Bonds (Cost $5,121,255) ............................................ 5,362,437
Shares
Common Stocks – 6.9%
Communications – 1.1%
Lumen Technologies, Inc.* .................................................. 500,000 780,000
Financial – 5.8%
AGNC Investment Corp. .................................................... 180,000 1,782,000
Annaly Capital Management, Inc. ............................................. 93,200 1,835,108
ARMOUR Residential REIT, Inc., Class REIT ................................... 15,000 296,550
Rithm Capital Corp. ........................................................ 35,800 399,528
4,313,186
Total Common Stocks (Cost $4,692,327) ........................................... 5,093,186
Preferred Stocks – 6.3%
Consumer, Cyclical – 1.2%
Qurate Retail, Inc. ......................................................... 18,600 924,792
Financial – 5.1%
AGNC Investment Corp., (CME 3-Month SOFR + 5.37%), Series C(d) ............... 23,400 588,042
Annaly Capital Management, Inc., (CME 3-Month SOFR + 5.25%), Series F(d) ........ 24,500 615,195
Chimera Investment Corp., (3-Month US LIBOR + 5.79%), Series B(d) ............... 24,800 611,320
Federal Home Loan Mortgage Corporation, Series W* ............................ 37,500 120,000
Franklin BSP Realty Trust, Inc., Series E ....................................... 11,300 230,520
Rithm Capital Corp., (3-Month US LIBOR + 4.97%), Series C(d) .................... 19,996 452,309

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Schedule of Investments
(Continued)
March 31, 2024 (Unaudited)

Shares Value
Preferred Stocks (continued)
Financial (continued)
Rithm Capital Corp., (US 5 Year CMT T-Note + 6.22%), Series D(d) ................. 45,564 $ 1,024,279
Silvergate Capital Corp., Series A* ............................................ 10,000 105,800
3,747,465
Total Preferred Stocks (Cost $4,194,072) ........................................... 4,672,257
Closed-End Funds – 2.4%
Equity Funds – 0.5%
Central and Eastern Europe Fund, Inc. ........................................ 40,423 384,827
Fixed Income Funds – 1.9%
Oxford Lane Capital Corp. .................................................. 127,068 645,505
Western Asset Emerging Markets Debt Fund, Inc. ................................ 80,000 768,800
1,414,305
Total Closed-End Funds (Cost $1,760,519) ......................................... 1,799,132
Principal
Term Loans – 0.3%
Communications – 0.3%
Diamond Sports Group LLC, 5.00%, 8/2/2027
(Cost $138,268) ......................................................... $ 138,267 229,754
Total Investments – 99.5%
(Cost $71,809,323) ............................................................ $ 73,690,047
Other Assets in Excess of Liabilities – 0.5% ........................................... 396,514
Net Assets – 100.0% ............................................................ $ 74,086,561
* Non Income Producing
(a) Represents a zero coupon bond. Rate shown reflects the effective yield.
(b) Security was purchased (sold) pursuant to Rule 144A under the Securities Act of 1933 and may not be resold (repurchased)
subject to that rule except to qualified institutional buyers. Unless otherwise noted, Rule 144A securities are deemed to be liquid.
Total fair value of Rule 144A securities amounts to $21,864,869, which represents 29.5% of net assets as of March 31, 2024.
(c) Defaulted security.
(d) Floating rate investment. Interest rates reset periodically. Interest rate shown reflects the rate in effect at March 31, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
Currency Abbreviations:
MXN : Mexican Pesos
At March 31, 2024, open futures contracts were as follows:
Number of
Contracts
Notional
Value
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Long position contracts:
CBOE VIX Future ................................ 51 $ 732,804 4/17/24 $ (85,746)
WTI Crude Future ................................ 20 1,663,400 4/22/24 80,400
EURO Schatz Future ............................. 500 57,017,402 6/6/24 36,178

Simplify Opportunistic Income ETF
Schedule of Investments
(Continued)
March 31, 2024 (Unaudited)

Number of
Contracts
Notional
Value
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Long position contracts: (continued)
Total unrealized appreciation/(depreciation) $ 30,832
Short position contracts:
EURO BTP Future ............................... (136) $ (17,461,631) 6/6/24 $ (201,541)
Total net unrealized depreciation $ (170,709)
At March 31, 2024, centrally cleared credit default swap contracts outstanding were as follows:
Reference
Entity
Maturity
Date
Buy/Sell
Protection
(Pay)/
Receive
Financing
Rate
(1)
Counterparty
Notional
Amount
(2)
Fair Value
Premium
(Paid)/
Received
Unrealized
Appreciation/
(Depreciation)
CDX.NA.HY.42 06/20/2029 Buy
(3)
5.00%
Morgan
Stanley Capital
Services 28,000,000 $ (2,018,291) $ (1,974,000) $ (44,291)
(1) Payments received quarterly.
(2) The maximum amount of future payments (undiscounted) that a Fund as seller of protection could be required to make or receive as a buyer of credit protection under a credit default swap agreement would be an amount equal to the notional amount of the agreement.
(3) If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
At March 31, 2024, over the counter total return swap contracts outstanding were as follows:
Reference
Obligation/Index
Termination
Date(a)
Financing Rate
Paid (Received)
by the Fund Counterparty Notional Amount
Unrealized
Appreciation/
(Depreciation)(b)
Morgan Stanley Custom Junk
Index* 2/19/2025 5.33%(c)
Morgan Stanley Capital
Services LLC 10,998,538 $ (383,731)
Morgan Stanley Custom Quality
Index* 2/19/2025 5.33%(c)
Morgan Stanley Capital
Services LLC (14,998,030) 229,676
$ (154,055)
* The following table shows the individual positions and related Unrealized Appreciation/(Depreciation) of the securities within the Morgan Stanley Custom Quality Index basket.
Shares
Unrealized
Appreciation/
(Depreciation) % of basket
Common Stocks
Communication Services
Interpublic Group of Cos Inc/The ................................... 4,581 $ 2,254 0.98%
Match Group, Inc. ............................................... 4,422 2,420 1.06%
Omnicom Group, Inc. ............................................ 1,608 2,347 1.02%
Sirius XM Holdings, Inc. .......................................... 36,634 2,144 0.93%
9,165

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Schedule of Investments
(Continued)
March 31, 2024 (Unaudited)

Shares
Unrealized
Appreciation/
(Depreciation) % of basket
Common Stocks (continued)
Consumer Discretionary
AutoZone Inc ................................................... 47 $ 2,257 0.98%
Birkenstock Holding Plc .......................................... 3,151 2,246 0.98%
Deckers Outdoor Corp ........................................... 163 2,315 1.01%
Domino's Pizza, Inc. ............................................. 336 2,520 1.10%
Grand Canyon Education, Inc. ..................................... 1,118 2,297 1.00%
Home Depot, Inc. (The) ........................................... 398 2,300 1.00%
LKQ Corp. ..................................................... 2,880 2,320 1.01%
Lululemon Athletica, Inc. .......................................... 319 1,880 0.82%
NVR Inc ....................................................... 20 2,396 1.04%
O'reilly Automotive, Inc. ........................................... 133 2,269 0.99%
Pool Corp. ..................................................... 372 2,261 0.98%
TopBuild Corp .................................................. 362 2,407 1.05%
Yum! Brands, Inc. ............................................... 1,084 2,268 0.99%
29,736
Consumer Staples
Church & Dwight Co Inc .......................................... 1,422 2,237 0.97%
General Mills Inc ................................................ 2,222 2,345 1.02%
Hershey Co/The ................................................ 767 2,249 0.98%
Kenvue Inc .................................................... 7,294 2,361 1.03%
Kraft Heinz Co/The .............................................. 4,317 2,402 1.04%
Philip Morris International, Inc. ..................................... 1,574 2,175 0.95%
Procter & Gamble Co/The ......................................... 919 2,250 0.98%
16,019
Energy
Antero Midstream Corp ........................................... 11,105 2,355 1.03%
Cheniere Energy Inc ............................................. 920 2,238 0.97%
Hf Sinclair Corp. ................................................ 2,500 2,277 0.99%
Texas Pacific Land Corp. ......................................... 267 2,330 1.02%
9,200
Financials
Aon PLC, Class A ............................................... 465 2,341 1.02%
Arthur J Gallagher & Co. .......................................... 586 2,210 0.96%
Brown & Brown, Inc. ............................................. 1,747 2,306 1.00%
Cboe Global Markets Inc .......................................... 808 2,240 0.98%
Corpay Inc ..................................................... 502 2,336 1.02%
Intercontinental Exchange Inc ...................................... 1,102 2,284 0.99%
Marsh & McLennan Cos., Inc. ...................................... 719 2,234 0.97%
NASDAQ, Inc. .................................................. 2,486 2,366 1.03%
18,317
Health Care
AbbVie, Inc. .................................................... 834 2,291 1.00%
Avantor Inc .................................................... 5,916 2,281 0.99%
Chemed Corp .................................................. 229 2,220 0.97%
Cigna Group (The) .............................................. 421 2,309 1.01%
CVS Health Corp. ............................................... 1,917 2,306 1.00%
Elevance Health Inc ............................................. 289 2,262 0.98%
IDEXX Laboratories, Inc. .......................................... 280 2,281 0.99%
Mettler-Toledo International Inc ..................................... 112 2,249 0.98%

Simplify Opportunistic Income ETF
Schedule of Investments
(Continued)
March 31, 2024 (Unaudited)

Shares
Unrealized
Appreciation/
(Depreciation) % of basket
Common Stocks (continued)
Health Care (continued)
Molina Healthcare, Inc. ........................................... 367 $ 2,273 0.99%
ResMed, Inc. ................................................... 781 2,332 1.02%
Stryker Corp. ................................................... 421 2,274 0.99%
UnitedHealth Group, Inc. .......................................... 302 2,255 0.98%
27,333
Industrials
Allegion PLC ................................................... 1,138 2,312 1.01%
AMETEK Inc ................................................... 817 2,255 0.98%
Broadridge Financial Solutions ..................................... 741 2,290 1.00%
CACI International Inc, Class A ..................................... 398 2,275 0.99%
Cintas Corp. ................................................... 236 2,450 1.07%
Core & Main, Inc., Class A ........................................ 2,914 2,516 1.09%
Dover Corp. .................................................... 845 2,259 0.98%
IDEX Corp ..................................................... 618 2,275 0.99%
Illinois Tool Works Inc ............................................ 556 2,250 0.98%
Masco Corp. ................................................... 2,001 2,380 1.04%
Nordson Corp. .................................................. 564 2,334 1.02%
Nvent Electric PLC .............................................. 2,121 2,412 1.05%
Paychex, Inc. ................................................... 1,234 2,285 0.99%
Pentair PLC .................................................... 1,840 2,371 1.03%
Rockwell Automation, Inc. ......................................... 528 2,321 1.01%
Rollins, Inc. .................................................... 3,201 2,234 0.97%
Veralto Corp. ................................................... 1,715 2,294 1.00%
Verisk Analytics Inc, Class A ....................................... 633 2,249 0.98%
41,762
Information Technology
Accenture PLC, Class A .......................................... 396 2,071 0.90%
Adobe, Inc. .................................................... 301 2,293 1.00%
Amphenol Corp., Class A ......................................... 1,357 2,362 1.03%
Broadcom, Inc. ................................................. 120 2,401 1.05%
Cisco Systems, Inc. .............................................. 3,032 2,283 0.99%
Cognizant Technology Solutions Corp., Class A ........................ 1,970 2,177 0.95%
Crane NXT Co .................................................. 2,442 2,280 0.99%
Fiserv, Inc. ..................................................... 992 2,390 1.04%
Intuit, Inc. ...................................................... 237 2,325 1.01%
Manhattan Associates, Inc. ........................................ 601 2,267 0.99%
Microsoft Corp .................................................. 356 2,261 0.98%
Motorola Solutions, Inc. ........................................... 431 2,308 1.01%
NetApp Inc ..................................................... 1,450 2,295 1.00%
Oracle Corp .................................................... 1,182 2,239 0.98%
Trimble Inc ..................................................... 2,390 2,320 1.01%
Tyler Technologies Inc ............................................ 356 2,284 0.99%
36,556
Materials
Amcor PLC .................................................... 15,650 2,245 0.98%
Avery Dennison Corp. ............................................ 688 2,316 1.01%
Ecolab Inc ..................................................... 654 2,279 0.99%
Element Solutions Inc ............................................ 6,154 2,319 1.01%

Simplify Opportunistic Income ETF
Schedule of Investments
(Continued)
March 31, 2024 (Unaudited)

Shares
Unrealized
Appreciation/
(Depreciation) % of basket
Common Stocks (continued)
Materials (continued)
Reliance Steel & Aluminum Co ..................................... 463 $ 2,332 1.01%
Sherwin-Williams Co/The ......................................... 443 2,323 1.01%
13,814
Real Estate
Agree Realty Corp ............................................... 2,620 2,257 0.98%
CubeSmart .................................................... 3,468 2,365 1.03%
EastGroup Properties, Inc. ........................................ 842 2,283 0.99%
Equity Residential ............................................... 2,354 2,241 0.98%
Extra Space Storage Inc .......................................... 1,065 2,361 1.03%
First Industrial Realty Trust ........................................ 2,843 2,253 0.98%
National Storage Affiliates Tr ....................................... 4,100 2,421 1.06%
16,181
Utilities
Alliant Energy Corp. ............................................. 3,066 2,331 1.02%
Edison International ............................................. 2,156 2,300 1.00%
Essential Utilities Inc ............................................. 4,121 2,303 1.00%
NRG Energy, Inc. ............................................... 2,321 2,369 1.03%
OGE Energy Corp. .............................................. 4,426 2,290 1.00%
11,593
Total ....................................................................... $ 229,676 100.00%
* The following table shows the individual positions and related Unrealized Appreciation/(Depreciation) of the securities within the Morgan Stanley Custom Junk Index basket.
Shares
Unrealized
Appreciation/
(Depreciation) % of basket
Common Stocks
Communication Services
AT&T, Inc. ..................................................... (8,113) $ (4,814) 1.25%
Cable One, Inc. ................................................. (255) (3,644) 0.95%
Charter Communications Inc, Class A ............................... (398) (3,897) 1.01%
Frontier Communications Parent, Inc. ............................... (4,771) (3,940) 1.03%
Nexstar Media Group, Inc., Class A ................................. (659) (3,828) 1.00%
Paramount Global, Class B ........................................ (9,735) (3,863) 1.01%
Verizon Communications, Inc. ..................................... (3,792) (5,364) 1.40%
Warner Bros Discovery Inc ........................................ (13,182) (3,880) 1.01%
Zoominfo Technologies, Inc., Class A ................................ (6,737) (3,641) 0.95%
(36,871)
Consumer Discretionary
ADT Inc ....................................................... (17,209) (3,899) 1.02%
Advance Auto Parts Inc ........................................... (1,581) (4,535) 1.18%
Caesars Entertainment Inc ........................................ (2,808) (4,141) 1.08%
Carnival Corp. .................................................. (6,884) (3,792) 0.99%
Gap, Inc. (The) ................................................. (5,096) (4,734) 1.23%
Hanesbrands, Inc. ............................................... (18,682) (3,653) 0.95%
Kohl's Corp. .................................................... (4,342) (4,267) 1.11%
Lithia Motors Inc, Class A ......................................... (343) (3,476) 0.91%
Macy's, Inc. .................................................... (5,333) (3,594) 0.94%

Simplify Opportunistic Income ETF
Schedule of Investments
(Continued)
March 31, 2024 (Unaudited)

Shares
Unrealized
Appreciation/
(Depreciation) % of basket
Common Stocks (continued)
Consumer Discretionary (continued)
Marriott Vacations Worldwide C .................................... (1,083) $ (3,934) 1.02%
MGM Resorts International ........................................ (2,545) (4,051) 1.05%
Newell Brands, Inc. .............................................. (13,170) (3,565) 0.93%
Nordstrom Inc .................................................. (2,922) (1,997) 0.52%
Norwegian Cruise Line Holdings Ltd. ................................ (6,614) (4,667) 1.22%
Peloton Interactive Inc, Class A .................................... (24,937) (3,602) 0.94%
Penn Entertainment Inc ........................................... (6,107) (3,749) 0.98%
Petco Health & Wellness Co Inc, Class A ............................. (48,656) (3,740) 0.97%
Royal Caribbean Cruises Ltd ...................................... (861) (4,034) 1.05%
Sabre Corp. .................................................... (22,960) (1,873) 0.49%
Travel + Leisure Co. ............................................. (2,544) (4,199) 1.09%
VF Corp ....................................................... (5,773) (2,985) 0.78%
Victoria's Secret & Co. ........................................... (5,874) (3,838) 1.00%
Wayfair Inc, Class A ............................................. (1,154) (2,641) 0.69%
(84,966)
Consumer Staples
Darling Ingredients Inc ........................................... (2,519) (3,949) 1.03%
Dollar General Corp ............................................. (752) (3,954) 1.03%
Walgreens Boots Alliance, Inc. ..................................... (5,355) (3,916) 1.02%
(11,819)
Energy
Apa Corp. ..................................................... (3,444) (3,992) 1.04%
Kosmos Energy Ltd. ............................................. (12,323) (2,476) 0.64%
PBF Energy Inc, Class A .......................................... (2,008) (3,897) 1.02%
(10,365)
Health Care
DaVita, Inc. .................................................... (900) (4,186) 1.09%
Elanco Animal Health, Inc. ........................................ (6,853) (3,761) 0.98%
Exact Sciences Corp ............................................. (1,867) (4,346) 1.13%
Fortrea Holdings Inc ............................................. (2,991) (4,047) 1.05%
ICU Medical Inc ................................................. (1,098) (3,974) 1.04%
Integra LifeSciences Holdings ..................................... (2,111) (2,523) 0.66%
Jazz Pharmaceuticals PLC ........................................ (891) (3,617) 0.94%
Maravai LifeSciences Holdings, Class A .............................. (19,559) (5,717) 1.49%
Novocure Ltd ................................................... (7,706) (4,061) 1.06%
Organon & Co. ................................................. (5,893) (3,735) 0.97%
Pediatrix Medical Group Inc ....................................... (4,841) (1,637) 0.43%
Perrigo Co. PLC ................................................ (3,547) (3,850) 1.00%
Quidelortho Corp. ............................................... (2,346) (3,791) 0.99%
R1 RCM Inc .................................................... (9,649) (4,190) 1.09%
Sotera Health Co. ............................................... (7,419) (3,004) 0.78%
Teladoc Health, Inc. .............................................. (7,125) (3,627) 0.95%
Tenet Healthcare Corp. ........................................... (1,190) (4,215) 1.10%
Ultragenyx Pharmaceutical Inc ..................................... (1,612) (2,538) 0.66%
Viatris Inc ...................................................... (9,320) (3,752) 0.98%
(70,571)

Simplify Opportunistic Income ETF
Schedule of Investments
(Continued)
March 31, 2024 (Unaudited)

Shares
Unrealized
Appreciation/
(Depreciation) % of basket
Common Stocks (continued)
Industrials
Air Lease Corp., Class A .......................................... (2,421) $ (4,198) 1.10%
Alaska Air Group, Inc. ............................................ (2,895) (4,196) 1.09%
American Airlines Group, Inc. ...................................... (7,879) (4,077) 1.06%
Avis Budget Group, Inc. .......................................... (1,000) (4,130) 1.08%
Concentrix Corp ................................................ (1,774) (3,960) 1.03%
Delta Air Lines Inc ............................................... (2,796) (4,512) 1.18%
Driven Brands Holdings, Inc. ...................................... (7,917) (4,215) 1.10%
Hertz Global Holdings, Inc. ........................................ (14,212) (3,752) 0.98%
Jetblue Airways Corp. ............................................ (13,374) (3,346) 0.87%
MasTec Inc .................................................... (1,475) (4,638) 1.21%
Ryder System, Inc. .............................................. (986) (3,996) 1.04%
Sensata Technologies Holding PLC ................................. (3,150) (3,901) 1.02%
Southwest Airlines Co. ........................................... (3,948) (3,885) 1.01%
Spirit Aerosystems Holdings, Inc., Class A ............................ (3,413) (4,150) 1.08%
Sunrun, Inc. .................................................... (10,893) (4,840) 1.26%
United Airlines Holdings, Inc. ...................................... (2,551) (4,118) 1.07%
Vestis Corp .................................................... (2,799) (1,818) 0.47%
WESCO International, Inc. ........................................ (729) (4,207) 1.10%
(71,939)
Information Technology
Avnet Inc ...................................................... (1,664) (2,782) 0.72%
BILL Holdings Inc ............................................... (1,703) (3,945) 1.03%
Coherent Corp. ................................................. (1,846) (3,773) 0.98%
Dxc Technology Co. ............................................. (5,219) (3,732) 0.97%
Kyndryl Holdings Inc ............................................. (4,981) (3,654) 0.95%
Lumentum Holdings Inc .......................................... (2,365) (3,775) 0.98%
MKS Instruments, Inc. ............................................ (889) (3,985) 1.04%
NCR Corp. ..................................................... (8,730) (3,717) 0.97%
Ringcentral, Inc., Class A ......................................... (3,330) (3,900) 1.02%
Unity Software Inc ............................................... (4,129) (3,717) 0.97%
Viasat, Inc. ..................................................... (6,159) (3,757) 0.98%
Western Digital Corp. ............................................ (865) (1,990) 0.52%
Wolfspeed Inc .................................................. (4,131) (4,108) 1.07%
Xerox Holdings Corp. ............................................ (5,780) (3,488) 0.91%
(50,323)
Materials
Albemarle Corp. ................................................ (956) (4,246) 1.11%
Alcoa Corp. .................................................... (3,850) (4,386) 1.14%
Berry Global Group, Inc. .......................................... (1,842) (3,756) 0.98%
Celanese Corp, Class A .......................................... (715) (4,142) 1.08%
Chemours Co. (The) ............................................. (3,969) (3,514) 0.92%
FMC Corp ..................................................... (2,070) (4,446) 1.16%
Mosaic Co. (The) ................................................ (3,598) (3,937) 1.03%
O-I Glass, Inc., Class I ........................................... (4,521) (2,529) 0.66%
Scotts Miracle-GRO Co. (The) ..................................... (1,723) (4,334) 1.13%
Sealed Air Corp. ................................................ (2,983) (3,740) 0.97%
Silgan Holdings, Inc. ............................................. (2,420) (3,961) 1.03%

Simplify Opportunistic Income ETF
Schedule of Investments
(Continued)
March 31, 2024 (Unaudited)

††
The percentage shown for each investment category is the total value of investments in that category as a percentage of the net assets of the Fund. The table depicts the Fund's investments but may not represent the Fund's market exposure to certain derivatives, if any, which are included in Other Assets in Excess of Liabilities.
Shares
Unrealized
Appreciation/
(Depreciation) % of basket
Common Stocks (continued)
Materials (continued)
Sylvamo Corp .................................................. (1,867) $ (3,886) 1.01%
(46,877)
Total ....................................................................... $ (383,731) 100.00%
Affiliates
Fiscal period to date transactions with companies which are or were affiliates are as follows:
Affiliate
Value at
beginning of
the period
Purchases
Cost
Sales
Proceeds
Net Realized
Gain/(Loss)
Net Change
in Unrealized
Value at the
end of the
period
Number of
Shares at
the end of
the period
Dividend
Income
Capital Gain
Distributions
Simplify
Aggregate
Bond ETF $ — $ 4,113,584 $ (3,909,627) $ (203,957) $ — $ — — $ 82,252 $ —
Simplify Interest
Rate Hedge
ETF — 4,961,720 (5,140,357) 178,637 — — — 68,388 —
Simplify MBS ETF — 3,118,470 (3,160,693) 42,223 — — — 46,510 —
Simplify Short
Term
Treasury
Futures
Strategy
ETF — 16,246,739 (16,165,190) (81,549) — — — 182,302 —
$ — $ 28,440,513 $ (28,375,867) $ (64,646) $ — $ — — $ 379,452 $ —
Summary of Investment Type††
Industry
% of Net
Assets
U.S. Treasury Bills ................................................................................ 46.7%
Corporate Bonds ................................................................................. 21.2%
Asset Backed Securities ........................................................................... 8.4%
Foreign Bonds ................................................................................... 7.3%
Common Stocks ................................................................................. 6.9%
Preferred Stocks ................................................................................. 6.3%
Closed-End Funds ............................................................................... 2.4%
Term Loans ..................................................................................... 0.3%
Total Investments ................................................................................ 99.5%
Other Assets in Excess of Liabilities .................................................................. 0.5%
Net Assets ..................................................................................... 100.0%